NOTES PAYABLE (Details) - Schedule of Debt - USD ($)	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2015	Dec. 31, 2014
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Note Payable		$ 1,446,945
Total notes payable	$ 519,734	2,024,449	$ 1,139,046
Less: Current portion	(412,405)	(1,181,241)	(791,289)
Long-term portion	$ 107,329	265,704	347,757
Notes Payable to Banks [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Note Payable		57,977	84,406
Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Note Payable		1,446,945	1,139,046
Note Payable #1 [Member] | Notes Payable to Banks [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Note Payable, Collateral	Autos
Note Payable, Interest Rate	6.00%
Note Payable, Monthly Payments	$ 468
Note Payable, Maturity	Jan. 2017
Note Payable	$ 15,749		10,949
Note Payable #1 [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Note Payable, Collateral	Inventory
Note Payable, Interest Rate	16.00%
Note Payable, Monthly Payments	$ 0
Note Payable, Maturity	Jun. 2015
Note Payable	$ 313,477		313,477
Note Payable #2 [Member] | Notes Payable to Banks [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Note Payable, Collateral	Autos
Note Payable, Interest Rate	6.50%
Note Payable, Monthly Payments	$ 1,017
Note Payable, Maturity	Jun. 2018
Note Payable	$ 47,401		21,818
Note Payable #2 [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Note Payable, Interest Rate	15.00%
Note Payable, Monthly Payments	$ 7,500
Note Payable, Maturity	Apr. 2015
Note Payable	$ 0		30,745
Note Payable #3 [Member] | Notes Payable to Banks [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Note Payable, Collateral	Autos
Note Payable, Interest Rate	6.50%
Note Payable, Monthly Payments	$ 220
Note Payable, Maturity	Jul. 2018
Note Payable	$ 10,392		8,387
Note Payable #3 [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Note Payable, Interest Rate	0.00%
Note Payable, Monthly Payments	$ 0
Note Payable, Maturity	Apr. 2015
Note Payable	$ 0		7,500
Note Payable #4 [Member] | Notes Payable to Banks [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Note Payable, Collateral	Autos
Note Payable, Interest Rate	4.00%
Note Payable, Monthly Payments	$ 312
Note Payable, Maturity	Mar. 2019
Note Payable	$ 0		14,569
Note Payable #4 [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Note Payable, Interest Rate	12.90%
Note Payable, Monthly Payments	$ 0
Note Payable, Maturity	Jul. 2015
Note Payable	$ 0		250,000
Note Payable #5 [Member] | Notes Payable to Banks [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Note Payable, Collateral	Autos
Note Payable, Interest Rate	4.00%
Note Payable, Monthly Payments	$ 254
Note Payable, Maturity	Mar. 2019
Note Payable	$ 0		11,893
Note Payable #5 [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Note Payable, Interest Rate	9.90%
Note Payable, Monthly Payments	$ 0
Note Payable, Maturity	Mar. 2014
Note Payable	$ 98,646		0
Note Payable #6 [Member] | Notes Payable to Banks [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Note Payable, Collateral	Autos
Note Payable, Interest Rate	4.00%
Note Payable, Monthly Payments	$ 346
Note Payable, Maturity	May. 2019
Note Payable	$ 0		16,790
Note Payable #6 [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Note Payable, Interest Rate	16.70%
Note Payable, Monthly Payments	$ 0
Note Payable, Maturity	Jun. 2015
Note Payable	$ 0		412,618
Insurance Coverage [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Note Payable, Interest Rate	7.50%
Note Payable, Monthly Payments	$ 3,093
Note Payable, Maturity	Nov. 2014
Note Payable	$ 34,069	$ 36,725	$ 40,300